Income Taxes - Components of Income (Loss) Before Income Tax Benefit (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 03, 2021	Feb. 29, 2020	Feb. 28, 2019
Income Tax Disclosure [Abstract]
Domestic	$ 5,284	$ (62,012)	$ (110,937)	$ (40,627)
Foreign	6,961	7,401	2,296	2,264
Income (loss) before income tax benefit	$ 12,245	$ (54,611)	$ (108,641)	$ (38,363)